Changes in Capital Accounts, Compensation Cost on Restricted Common Stock (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 28, 2022 Member	Dec. 30, 2020 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Compensation Cost on Restricted Common Stock [Abstract]
Number of board members that resigned | Member	4
Restricted Stock [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Unrecognized compensation cost | $			$ 0	$ 52
Restricted Common Stock [Abstract]
Share-based compensation expense | $			$ 52	$ 107	$ 134
Restricted Stock [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Number of shares issuable (in shares)		35,922
Number of shares reserved for issuance (in shares)			31,441
Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)			350	2,240	6,672
Granted (in shares)			0	0	0
Vested (in shares)			(350)	(1,890)	(4,432)
Forfeited or expired (in shares)			0	0	0
Outstanding at end of period (in shares)			0	350	2,240
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 71.4	$ 71.4	$ 100.65
Granted (in dollars per share) | $ / shares			0	0	0
Vested (in dollars per share) | $ / shares			71.4	71.4	115.5
Forfeited or expired (in dollars per share) | $ / shares			0	0	0
Outstanding at end of period (in dollars per share) | $ / shares			$ 0	$ 71.4	$ 71.4
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted | $		$ 320
Vesting period			3 years
Number of Shares [Roll Forward]
Granted (in shares)		4,481
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | Vested on Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage		25.00%
Restricted Stock [Member] | Awarded December 30, 2020 [Member] | Directors [Member] | Vest Ratably Over Three Years from Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage		75.00%